SIGNIFICANT ACCOUNTING POLICIES - Summary of Estimated Useful Lives of Related Assets (Detail)	12 Months Ended
Dec. 31, 2024
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment depreciation rate	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment depreciation rate	20.00%
Machinery and lab equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment depreciation rate	25.00%
Machinery and lab equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment depreciation rate	12.50%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment description of depreciation rate	Over the shorter of the related lease period or the useful life of the assets